Summary of Premiums and Contract Charges by Product (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Product Information [Line Items]
Premiums	$ 68,581	$ 63,218	$ 59,070
Contract charges	76,009	74,948	73,446
Total premiums and contract charges	144,590	138,166	132,516
Traditional life insurance
Product Information [Line Items]
Premiums	52,333	48,532	44,222
Immediate annuities with life contingencies
Product Information [Line Items]
Premiums		5	240
Accident and health insurance
Product Information [Line Items]
Premiums	16,248	14,681	14,608
Interest-sensitive life insurance
Product Information [Line Items]
Contract charges	75,940	74,829	73,151
Fixed annuities
Product Information [Line Items]
Contract charges	$ 69	$ 119	$ 295